WARRANTS	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
WARRANTS
WARRANTS
11.	WARRANTS

The following table summarizes the warrants outstanding as of June 30, 2025:

Class of Warrants	Number Outstanding
Public warrants	15,147,958

Each whole warrant entitles the registered holder to purchase one share of Class A common stock at a price of $11.50 per share. A holder may exercise its warrants only for a whole number of shares of Class A common stock. No fractional warrants will be issued upon separation of the units and only whole warrants will trade. The Company may redeem the warrants at a price of $0.01 per share if the closing price of the Company’s Class A common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period. The warrants will expire five years after the Closing Date or earlier upon redemption or liquidation.

The warrants are classified as derivative liabilities under ASC Topic 480 or ASC Topic 815. At June 30, 2025, the fair value of the warrant liabilities is approximately $0.7 million and is included in accounts payable, accrued expenses and other liabilities on the accompanying condensed consolidated statements of financial condition. For the six months ended June 30, 2025 and 2024, included in other expenses on the condensed consolidated statement of operations is unrealized gain on the warrants in the amount of approximately $0.3 million and $0.8 million, respectively.

16.WARRANTS

The following table summarizes the warrants outstanding as of December 31, 2024:

Class of Warrants	Number Outstanding
Public warrants	15,147,958

Each whole warrant entitles the registered holder to purchase one share of Class A common stock at a price of $11.50 per share. A holder may exercise its warrants only for a whole number of shares of Class A common stock. No fractional warrants will be issued upon separation of the units and only whole warrants will trade. The Company may redeem the warrants at a price of $0.01 per share if the closing price of the Company’s Class A common stock equals or exceeds $18.00 per share for any 20 trading days within a 30 - trading day period. The Warrants will expire five years after the Closing Date or earlier upon redemption or liquidation.

The Warrants are classified as derivative liabilities under ASC Topic 480 or ASC Topic 815. At December 31, 2024, the fair value of the warrant liabilities is approximately $1.0 million and is included in accounts payable, accrued expenses and other liabilities on the accompanying consolidated statement of financial condition as of December 31, 2024. For the year ended December 31, 2024, included in other expenses on the consolidated statement of operations is unrealized gain on the warrants in the amount of approximately $0.6 million.